Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents	$ 53,547	$ 62,989
Total Assets	675,853	685,168
Senior debt, net of amortized costs	9,619	0
Subordinated debt	8,000	22,000
Stockholders’ equity	52,329	52,617	$ 48,491
Total Liabilities and Stockholders’ Equity	675,853	685,168
Parent Company [Member]
Cash and cash equivalents	2,839	4,205
Investment in Quaint Oak Bank	67,444	70,924
Total Assets	70,283	75,129
Senior debt, net of amortized costs	9,619	0
Subordinated debt	8,000	22,000
Other liabilities	335	512
Stockholders’ equity	52,329	52,617
Total Liabilities and Stockholders’ Equity	$ 70,283	$ 75,129